2344 Spruce Street, Suite A
[GRAPHIC OMITTED]                                       Boulder, Colorado  80302
First Opportunity Fund, Inc.                        WWW.FIRSTOPPORTUNITYFUND.COM
                                                              PHONE 303.444.5483
                                                                FAX 303.245.0420
                                                       SCMILLER@BOULDERFUNDS.NET


                                February 3, 2010



VIA EDGAR, EMAIL AND FEDERAL EXPRESS

Vincent J. Di Stefano, Esq.
Senior Counsel
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:  First Opportunity Fund, Inc. (the "Fund")


Dear Mr. Di Stefano:

     This letter regards the Preliminary Schedule 14A filed by the Fund on June 5, 2009 (the "Proxy Statement") and the proposed changes submitted to you on June 12, 2009, and responds to the comments conveyed by you during our various telephone conversations thereafter. Following are responses to each of the items discussed during our conversations with a brief heading/summary of the comment made by you. Capitalized terms in this response letter not otherwise defined will have the meaning ascribed to such term in the Proxy Statement.

     In addition to an EDGAR filing of the revised Proxy Statement (with such filing including revision tags to reference changes from the previous EDGAR filing) we will provide copies to you by courier and email; such copies will include a redline of the revised Proxy Statement so that you can easily identify the changes made.

     1. Explain the rationale for the 75%-25% fee split between the Barbados adviser and Boulder adviser. As discussed in Question 4 in the Proxy Statement, Stewart R. Horejsi, the primary investment manager for the New Advisers, spends a substantial amount of his time in Barbados and, based on our internal analysis of how Mr. Horejsi spends his working time when in Barbados as compared to when he is in the United States, we have concluded that the 75%/25% split is appropriate based on current facts and circumstances (e.g., when not in Barbados, Mr. Horejsi spends a fair amount of time vacationing and attending to family and other non-adviser-related functions and issues). That allocation may change from time to time based on changed circumstances.

     2. Is the New Adviser fee waiver subject to reimbursement or recoupment at any time? As the fee waiver with respect to the Fund's investments in WHM Hedge Funds is incorporated into the Advisory Agreements, it will be permanent and not subject to subsequent reimbursement or recoupment without first amending the Advisory Agreements, which would require approval by the Fund's stockholders. Note, however, that the fee waiver only applies to the look-through fees attributable to the Fund's investment in hedge funds managed by WHM. Consequently, if the New Advisers invest in hedge funds that are not managed by a Wellington affiliate, such investments would not be affected by the fee waiver and would be subject to the entirety of the Proposed Fee.

     3. Provide information regarding acquired fund fees and expenses in the Fees and Expenses Table. We agree that the WHM Hedge Funds are subject to the acquired funds fee and expense disclosure in the Fees and Expenses Table. We have added a line item for such disclosure which is reflected in the Pro Forma column. Notably, the Acquired Fund Fees and Operating Expenses line item reflects a pro forma performance fee consistent with the example cited in the paragraph immediately above as referenced in the Proxy Statement (e.g., 10% for the WHM Hedge Fund investments). However, as you know, expenses related to performance fees are not predictable with any certainty (e.g., during calendar year 2008, no performance fees were paid with respect to the WHM Hedge Funds the

Vincent J. Di Stefano, Esq.                                    [GRAPHIC OMITTED]
February 3, 2010                                    First Opportunity Fund, Inc.
Page 2


New Advisers are considering for investment by the Fund) and we have stated as much in the accompanying footnote. In addition, we have revised the disclosure in Question 9 (now Question 10) and in the few paragraphs before the Fees and Expenses Table to be consistent with the Pro Forma column of the Fees and Expenses Table.

     4. Provide additional disclosure in Question 14 regarding the risks of investing in hedge funds. We have provided additional disclosure in Question 15 regarding the general risks of investing in hedge funds. In addition, we have directed stockholders to the substantive discussion of hedge fund-related risk later in the Proxy Statement.

     5. Provide disclosure regarding the asset-based fees charged by WHM with respect to the WHM Hedge Funds. We have added the following disclosure in Question 10; in the paragraph "Multiple Fees and Expenses" on page 7; in the third paragraph under "The Advisory Agreements" on page 17; and in the footnote to the Fees and Expenses Table:

     WHM charges an asset-based fee of 1.00% to the WHM Hedge Funds presently under consideration for investment by the New Advisers.

     6. Clarify the fee split arrangement in Exhibit A to the advisory agreements. We have clarified the fee split arrangement by specifically naming the New Advisers in each Exhibit A.

     7. Provide additional disclosures as appropriate for a "fund of hedge funds" (e.g., DB Hedge Strategies Fund, LLC). We have provided additional disclosure at various locations in the Proxy Statement. In particular, we have provided a new section under Proposals 1 and 2 entitled "Net Asset Valuation" which describes the Fund's fair valuation procedures, net asset value calculation methodology, and risks and nuances particular to valuation of the Fund's portfolio generally and in particular with respect to its investments in Hedge Funds. The attached redline of the Proxy Statement shows the changes particular to this comment, primarily occurring in Question 15 and under the heading "Risks and Special Considerations Associated with the Restructuring Proposals" under Proposals 1 and 2.

     8. Provide language in the Sub-Advisory Agreement consistent with Section 15(a)(3) of the Investment Company Act of 1940 (the "1940 Act"). We have revised Paragraph 9 of the Sub-Advisory Agreement to provide for termination of the agreement as contemplated by Section 15(a) (i.e., "by the board of directors . . .. or by a vote of a majority of the outstanding voting securities"). The second sentence now states:

     This Agreement is terminable by any party hereto, by the Board or by the vote of a majority of the outstanding voting securities of the Fund, on sixty (60) days' written notice to the respective party. Any termination shall be without penalty and any notice of termination shall be deemed given when received by the addressee.

Note that the term of the Sub-Advisory Agreement is for a fixed period of two years such that the two-year renewal requirements of Section 15(a)(2) will not be applicable (i.e., the agreement will terminate by its own terms at the point in time when board approval would be due under Section 15(a)(2)). Also, to be consistent with the Sub-Advisory Agreement, we have revised both of the Advisory Agreements with the same language required under Section 15(a)(3).

     9. Provide explanation as to why, given the Fund's anticipated investment in the WHM Hedge Funds, the stockholders of the Fund should not be required to be "qualified purchasers". The Fund, as an investment company registered under the 1940 Act, qualifies as an accredited investor, and as an investment company that owns at least $25 million in investments, qualifies as a qualified purchaser (even if the Fund's stockholders individually are not qualified purchasers or accredited investors). The regulatory look-through doctrine, under which the Securities & Exchange Commission (the "SEC") and its staff ("SEC Staff") tend to look through an entity deemed to have been formed or operated for the specific purpose of investing in a Section 3(c)(1) or Section 3(c)(7) fund (i.e., private investment companies exempt from registration under the 1940 Act pursuant to Sections 3(c)(1) and 3(c)(7), respectively) to qualify the investors in the investing fund (or count the investors in the investing fund towards the 100-beneficial owner limit of Section 3(c)(1) in the case of an

Vincent J. Di Stefano, Esq.                                    [GRAPHIC OMITTED]
February 3, 2010                                    First Opportunity Fund, Inc.
Page 3


investee fund that is relying on this exclusion), should not apply to the Fund given the present and anticipated diversity of its investments.

     10. Provide assurances that the Restructuring does not violate any NYSE rules regarding closed-end funds of hedge funds. Both Fund management and the Fund's legal counsel researched whether any NYSE listing standards affect closed-end funds that invest significantly in hedge funds. In discussions with SEC Staff, we were directed to a proposed listing standard of the American Stock Exchange(1) ("AMEX") (the "Proposed Standard") which could, if adopted under the then current proposal and applied to NYSE members, impact the Restructuring as presented in the Proxy Statement. In particular, the Proposed Standard would have limited each member "closed-end fund of hedge funds" to investing only in hedge funds that report their net asset values weekly with valuation reports prepared by an unaffiliated, independent third party. Also, the Proposed
Standard would have required each such member fund to contractually agree to publicly disseminate any material information that each underlying hedge fund makes available to its investors. As discussed in the Proxy Statement, most hedge funds, including the WHM Hedge Funds, report their net asset values on a monthly basis. Also, for various reasons, not the least of which is to avoid being viewed as engaged in the public offering of securities and thus jeopardizing the hedge funds' exemptions under Sections 3(c)(1) and 3(c)(7) of the 1940 Act, hedge fund sponsors are generally unwilling to acquiesce to such public disclosures. Consequently, if the Proposed Standard were adopted by the NYSE and the Fund were subject to the standard, the Fund, after the Restructuring, would likely not comply with such standard. However, the Fund is a NYSE member and the Proposed Standard was a standard proposed for AMEX members, not NYSE members. Since the merger of the exchanges in 2008, the NYSE has neither proposed nor adopted any such standard and the Proposed Standard contemplated for the AMEX appears to have been tabled. Accordingly, as presently contemplated by the Proxy Statement, the Restructuring does not conflict with any of the NYSE's current or proposed listing standards.

     11. Explain why the Restructuring should not be subject to Rule 140 of the Securities Act of 1933 (the "1933 Act"). We do not believe that the Restructuring is subject to Rule 140 of the 1933 Act. Under Rule 140, the Fund would be engaged in the distribution of securities of the WHM Hedge Funds under section 2(a)(11) of the 1933 Act if the chief part of its business consisted of purchasing the securities of the WHM Hedge Funds and selling its shares to the public to furnish the proceeds with which to purchase securities of the WHM Hedge Funds. However, the Fund is a closed-end investment company and was formed and completed its public offering in 1986. Thus, the Fund is not selling its securities to the public as contemplated by Rule 140. We believe that since the Fund is not offering its securities, it will not be regarded as engaged in the distribution of the securities of the WHM Hedge Funds and, accordingly, Rule 140 does not apply to the Restructuring.

     12. Explain why the Fund should not be required to provide disclosure of the material information (e.g., balance sheets) that the WHM Hedge Funds makes available to its investors. We understand that SEC Staff has made reference to a recommendation contained in an interpretive letter issued by the former Chief Accountant in the SEC's Division of Investment Management suggesting that funds of funds investing significantly in other funds should consider providing additional financial information to stockholders (the "Friend Letter"), (2) and that the SEC Staff has adopted an unwritten informal position that investments by any company of greater than 25% of its net assets in any unaffiliated company would require such disclosure. The Friend Letter suggests that:

     when a top tier fund has a significant amount of its portfolio invested in a single underlying fund or owns a controlling interest in an underlying fund, registrants should consider providing additional financial information to shareholders.

     For example, if the top tier fund has a significant portion of its portfolio invested in an underlying fund, the top tier fund should consider accompanying its financial statements with those of the underlying fund. Additionally, if a top tier fund owns a controlling interest in an underlying fund, current accounting literature may require consolidating the financial statements of an underlying fund and the top tier fund.

-------------------
(1) See Notice of Filing of Proposed Rule Change Relating to Closed-End Fund of Hedge Fund Listing Requirements, Release No. 34-58067 (June 30, 2008).

(2) Interpretive Letter by Lawrence A. Friend, Chief Accountant, Division of Investment Management dated November 7, 1997.

Vincent J. Di Stefano, Esq.                                    [GRAPHIC OMITTED]
February 3, 2010                                    First Opportunity Fund, Inc.
Page 4


The letter footnotes Statement of Financial Accounting Standard No. 94 ("SFAS 94") as support for part of the recommendation. SFAS 94 generally requires financial statement consolidation of majority-owned subsidiaries, with control being defined as ownership of over 50% of the outstanding voting shares of another company. We believe SFAS 94 is not applicable to the Restructuring because, once implemented, the Fund will not own a controlling interest in any underlying hedge fund in which the Fund invests. Indeed, based on current assets, the Fund would invest no more than $37 million in any single WHM Hedge Fund, in which case, its percentage ownership interest would only be 2.1% and 11.4%, respectively, in the two WHM Hedge Funds the New Advisers are presentely considering for investment by the Fund.

Furthermore, the above excerpt from the Friend Letter is a recommendation and does not cite authority requiring a fund to provide additional financial information when it is has "a significant amount of its portfolio invested in a single underlying fund". As discussed above, the nature of the hedge fund industry and the concerns regarding jeopardizing hedge fund exemptions under Sections 3(c)(1) and 3(c)(7) of the 1940 Act weigh heavily against having to provide such enhanced disclosure. Moreover, all registered investment companies have the authority to and often do make at least one 25% concentrated investment (in the case of non-diversified funds, two 25% investments) in single issuers (both public and private) and such companies are not subject to enhanced financial disclosures regarding their underlying investments. Consequently, we believe that the recommendation should not be applied to the Restructuring. However, in order to reduce the possibility that the Fund will ever have greater than 25% of its net assets invested in any single company, the Fund will adopt policies and procedures that limit its initial investment in a hedge fund to 17% of the Fund's net assets at the time of investment, and if such percentage increases over time due to market fluctuations (i.e., an increase in the value of the hedge fund investment, a decrease in the value of other investments made by the Fund, or both), the Fund will take steps to reduce its investment in such hedge fund in order to prevent the value of the investment from exceeding 25% of the Fund's net assets. Of course, there can be no assurance that the Fund will be able to reduce its investment in a hedge fund in a timely manner due to withdrawal notice requirements or limitations on liquidity imposed by the hedge fund and, accordingly, it is possible that an investment in a hedge fund may exceed 25% of the Fund's net assets despite the Fund's best efforts to prevent this from occurring.

     We acknowledge on behalf of the Fund that: (i) the Fund is responsible for the adequacy and accuracy of the disclosure in this filing; (ii) SEC Staff comments regarding this filing or changes to disclosure in response to SEC Staff comments regarding this filing reviewed by the SEC Staff do not foreclose the SEC from taking any action with respect to this filing; and (iii) the Fund may not assert SEC Staff comments as a defense in any proceeding initiated by the SEC or by any person under the federal securities laws of the United States.

     If you have questions regarding the resubmitted Proxy Statement or this response letter, please feel free to contact me at 303-442-2156.

                                         Sincerely,

                                         /s/ Stephen C. Miller


                                         Stephen C. Miller

                                         President and General Counsel



Cc: Arthur L. Zwickel, Esq., Paul, Hastings, Janofsky, and Walker LLP The Board of Directors of First Opportunity Fund, Inc.
         Rocky Mountain Advisers, LLC
         Stewart Investment Advisers